SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
23.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business in Asia and its principal operating and developmental activities occur in two geographic areas: Macau and the Philippines. The Group monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila. Grand Dragon Casino is included in the Corporate and Other category.

The Group’s segment information for total assets and capital expenditures is as follows:

Total Assets

	December 31,
	2018	2017	2016
Macau:
Mocha Clubs	$120,789	$121,980	$135,707
Altira Macau	376,655	427,668	473,731
City of Dreams	3,636,735	3,453,135	3,193,895
Studio City	3,378,646	3,475,321	3,466,291

Sub-total	7,512,825	7,478,104	7,269,624

The Philippines:
City of Dreams Manila	644,482	682,204	825,247

Corporate and Other	720,076	734,748	1,245,470

Total consolidated assets	$8,877,383	$8,895,056	$9,340,341

Capital Expenditures

	Year Ended December 31,
	2018	2017	2016
Macau:
Mocha Clubs	$8,973	$4,690	$7,763
Altira Macau	24,450	5,776	3,031
City of Dreams	311,441	467,780	359,258
Studio City	73,189	37,174	62,754

Sub-total	418,053	515,420	432,806

The Philippines:
City of Dreams Manila	22,572	13,571	3,621

Corporate and Other	54,109	30,051	1,485

Total capital expenditures	$494,734	$559,042	$437,912

The Group’s segment information and reconciliation to net income attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2018	2017	2016
NET REVENUES
Macau:
Mocha Clubs	$113,432	$121,250	$120,491
Altira Macau	471,292	446,132	439,127
City of Dreams	2,543,652	2,666,309	2,590,824
Studio City	1,368,400	1,363,405	838,179

Sub-total	4,496,776	4,597,096	3,988,621

The Philippines:
City of Dreams Manila	612,948	649,276	491,235

Corporate and Other	48,785	38,451	39,540

Total net revenues	$5,158,509	$5,284,823	$4,519,396

ADJUSTED PROPERTY EBITDA (1)
Macau:
Mocha Clubs	$21,490	$26,639	$23,789
Altira Macau	55,547	20,671	5,116
City of Dreams	756,381	804,872	742,291
Studio City	375,288	335,568	155,985

Sub-total	1,208,706	1,187,750	927,181

The Philippines:
City of Dreams Manila	269,200	235,019	160,336

Total adjusted property EBITDA	1,477,906	1,422,769	1,087,517

OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(60,778)	(51,661)	(34,403)
Pre-opening costs	(37,369)	(2,274)	(3,883)
Development costs	(23,029)	(31,115)	(95)
Amortization of gaming subconcession	(56,809)	(57,237)	(57,237)
Amortization of land use rights	(22,646)	(22,817)	(22,816)
Depreciation and amortization	(484,621)	(460,521)	(472,219)
Land rent to Belle	(3,001)	(3,143)	(3,327)
Share-based compensation	(25,143)	(17,305)	(18,487)
Property charges and other	(29,147)	(31,616)	(5,298)
Net gain on disposal of property and equipment to Belle	—	—	8,134
Corporate and Other expenses	(108,527)	(137,468)	(114,770)

Total operating costs and expenses	(851,070)	(815,157)	(724,401)

OPERATING INCOME	$626,836	$607,612	$363,116

	Year Ended December 31,
	2018	2017	2016
NON-OPERATING INCOME (EXPENSES)
Interest income	$5,471	$3,579	$5,951
Interest expenses, net of capitalized interest	(264,880)	(255,764)	(271,912)
Loan commitment and other finance fees	(4,630)	(6,079)	(7,451)
Foreign exchange (losses) gains, net	(9,612)	12,783	7,356
Other income, net	3,682	5,282	3,572
Loss on extinguishment of debt	(3,461)	(49,337)	(17,435)
Costs associated with debt modification	—	(2,793)	(8,101)

Total non-operating expenses, net	(273,430)	(292,329)	(288,020)

INCOME BEFORE INCOME TAX	353,406	315,283	75,096
INCOME TAX CREDIT (EXPENSE)	445	10	(8,178)

NET INCOME	353,851	315,293	66,918
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2,336)	31,709	108,988

NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$351,515	$347,002	$175,906

Note

(1)

“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Group uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.

The Group’s geographic information for long-lived assets is as follows:

Long-lived Assets

	December 31,
	2018	2017	2016
Macau	$6,287,324	$6,389,846	$6,330,624
The Philippines	381,866	458,242	533,477
Hong Kong and other foreign countries	61,095	12,389	1,493

Total long-lived assets	$6,730,285	$6,860,477	$6,865,594